UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments
	Nuveen New Jersey Municipal Value Fund (NJV)
	January 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.6% (98.0% of Total Investments)

	MUNICIPAL BONDS – 101.5% (96.9% of Total Investments)

	Consumer Staples – 4.0% (3.8% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 205	4.750%, 6/01/34	6/17 at 100.00	B–	$ 182,038
870	5.000%, 6/01/41	6/17 at 100.00	B–	783,026
1,075	Total Consumer Staples			965,064
	Education and Civic Organizations – 17.5% (16.8% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A	122,634
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	135,220
	Series 2015, 5.000%, 3/01/25
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	64,962
	Bonds, Tender Option Bond 2016-XF2357, 16.353%, 6/15/46 (IF) (4)
185	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding	7/26 at 100.00	AA–	155,441
	Series 2016F, 3.000%, 7/01/40
910	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	9/19 at 100.00	A2	986,668
	2009A, 5.500%, 9/01/36
100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	7/25 at 100.00	AA	99,411
	2015H, 4.000%, 7/01/39 – AGM Insured
155	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	167,938
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
90	5.000%, 7/01/32	7/21 at 100.00	Baa2	95,553
30	5.000%, 7/01/37	7/21 at 100.00	Baa2	31,475
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A–	82,454
	2013D, 5.000%, 7/01/38
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
335	3.000%, 7/01/41	7/26 at 100.00	A–	282,435
50	3.000%, 7/01/46	7/26 at 100.00	A–	40,944
100	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue,	7/26 at 100.00	A	106,727
	Refunding Series 2016A, 5.000%, 7/01/41
25	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth,	7/26 at 100.00	BB	24,041
	Series 2016D, 5.000%, 7/01/46
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,075,240
	5.625%, 6/01/30
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	31,724
	5.000%, 12/01/30
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	107,111
	5.750%, 12/01/39 (Alternative Minimum Tax)
195	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A,	12/24 at 100.00	AA	196,724
	4.000%, 12/01/30 (Alternative Minimum Tax)
90	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	AA	90,172
	Bond Trust 2015-XF0151, 9.887%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
200	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A,	7/25 at 100.00	A1	218,198
	5.000%, 7/01/45
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 16.472%,	5/23 at 100.00	AA–	87,335
	5/01/43 (IF) (4)
4,000	Total Education and Civic Organizations			4,202,407
	Health Care – 17.0% (16.2% of Total Investments)
105	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/24 at 100.00	BBB+	116,390
	Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/25
115	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	127,259
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	2,160,860
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)
85	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	A–	93,378
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital	1/27 at 100.00	AA–	70,112
	Corporation, Refunding Series 2016, 4.000%, 7/01/41
215	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A+	232,978
	Refunding Series 2014A, 5.000%, 7/01/44
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/24 at 100.00	A+	97,345
	Center, Refunding Series 2014A, 4.000%, 7/01/45
20	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	No Opt. Call	A+	22,578
	Obligated Group, Refunding Series 2011, 5.000%, 7/01/21
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health,
	Series 2007:
100	5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA	103,740
65	5.000%, 7/01/38	7/18 at 100.00	AA	67,598
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare
	System, Series 2016A:
25	5.000%, 7/01/32	7/26 at 100.00	Baa2	27,986
40	5.000%, 7/01/33	7/26 at 100.00	Baa2	44,472
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/24 at 100.00	A+	140,958
	University Hospital Issue, Series 2014A, 5.000%, 7/01/39
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A+	123,280
	University Hospital, Series 2013A, 5.500%, 7/01/43
335	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/26 at 100.00	BBB–	302,793
	Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A–	98,346
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital
	Issue, Refunding Series 2015A:
125	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	126,326
110	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	117,387
3,850	Total Health Care			4,073,786
	Housing/Multifamily – 7.9% (7.6% of Total Investments)
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/25 at 100.00	BBB–	102,400
	LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC –	7/25 at 100.00	BBB–	156,849
	New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	108,458
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	54,071
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A,	11/19 at 100.00	AA–	1,032,080
	4.950%, 5/01/41
60	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	59,490
	4.000%, 11/01/45
130	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015B,	No Opt. Call	AA–	129,905
	1.000%, 11/01/17
270	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B,	11/25 at 100.00	AA–	255,911
	3.600%, 11/01/40
1,865	Total Housing/Multifamily			1,899,164
	Long-Term Care – 2.5% (2.4% of Total Investments)
115	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa2	117,233
	Series 2011A, 4.500%, 10/01/29
260	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	266,201
	Evergreens Project, Series 2007, 5.625%, 1/01/38
15	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	15,366
	Series 2014, 5.250%, 1/01/44
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	145,918
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/24 at 100.00	BBB–	42,809
	Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
570	Total Long-Term Care			587,527
	Tax Obligation/General – 7.5% (7.1% of Total Investments)
	Medford Township Board of Education, Burlington County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
20	5.000%, 3/01/22	No Opt. Call	Aa2	22,823
20	5.000%, 3/01/24	No Opt. Call	Aa2	23,286
70	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds,	No Opt. Call	AAA	79,245
	Refunding Series 2016B, 4.000%, 8/01/24
200	Monroe Township Board of Education of Gloucester County, New Jersey, General Obligation Bond,	No Opt. Call	AA–	200,376
	Refunding Series 2014, 3.000%, 3/01/17
110	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	3/25 at 100.00	AA–	123,253
	Refunding Series 2015, 5.000%, 3/01/38
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AAA	22,402
	Refunding Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2016A:
310	5.000%, 9/01/29 – BAM Insured	9/26 at 100.00	AA	360,456
130	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	146,546
195	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue	9/26 at 100.00	AA	164,933
	Bonds, Refunding Series 2016B, 3.000%, 9/01/39 – AGM Insured
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009,	No Opt. Call	AA–	30,000
	4.000%, 2/01/17
105	Ridgewood Township Board of Education, Bergen County, New Jersey, General Obligation Bonds,	3/27 at 100.00	AA+	96,823
	Refunding Series 2016A, 3.000%, 3/15/35
25	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding	No Opt. Call	AA	25,301
	Series 2014, 3.000%, 9/01/17
110	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	121,461
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds,	12/21 at 100.00	AA+	161,228
	Covantan Union Inc. Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	Aaa	184,409
	Bonds, Series 2011A, 5.000%, 6/15/41
25	Washington Borough, Warren County, New Jersey, General Obligation Bonds, Series 2008, 4.500%,	No Opt. Call	A2	25,074
	3/01/17 – AGM Insured
1,690	Total Tax Obligation/General			1,787,616
	Tax Obligation/Limited – 21.2% (20.2% of Total Investments)
270	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	328,558
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson
	County Vocational Technical Schools Project, Series 2016:
250	5.000%, 5/01/46	5/26 at 100.00	AA	280,240
175	5.250%, 5/01/51	5/26 at 100.00	AA	199,456
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	266,755
400	5.000%, 6/15/28	6/22 at 100.00	BBB+	422,784
545	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A3	548,586
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A3	2,139,957
	Transformatiom Program, Series 2009A, 5.750%, 10/01/31
2,270	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A3	649,719
	0.000%, 12/15/39
110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile	No Opt. Call	Aaa	239,384
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019, 21.611%,
	5/01/30 (IF) (4)
6,270	Total Tax Obligation/Limited			5,075,439
	Transportation – 11.5% (11.0% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	4/17 at 100.00	AA–	254,665
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	153,902
200	5.000%, 1/01/44	1/24 at 100.00	A1	219,184
300	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/23 at 100.00	A–	328,551
	District Project, Series 2012, 5.000%, 1/01/27
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	209,817
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	87,062
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
295	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	325,786
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	811,512
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	356,769
	Ninth Series 2013, 5.000%, 12/01/43
2,545	Total Transportation			2,747,248
	U.S. Guaranteed – 8.7% (8.3% of Total Investments) (5)
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+ (5)	705,884
	(Pre-refunded 12/01/19)
5	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	N/R (5)	5,284
	Series 2008A, 5.125%, 7/01/22 (Pre-refunded 7/01/18)
20	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	N/R (5)	24,009
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31 (Pre-refunded 7/01/23)
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A+ (5)	82,032
	Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)
515	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	Baa3 (5)	536,439
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)
155	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	N/R (5)	165,738
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38 (Pre-refunded 10/01/18)
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3 (5)	574,970
	Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured
1,895	Total U.S. Guaranteed			2,094,356
	Utilities – 3.7% (3.5% of Total Investments)
470	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta	7/20 at 100.00	Ba2	466,207
	Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	347,925
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
60	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	65,507
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
830	Total Utilities			879,639
$ 24,590	Total Municipal Bonds (cost $23,074,702)			24,312,246

Shares	Description			Value
	COMMON STOCKS – 1.1% (1.1% of Total Investments)

	Airlines – 1.1% (1.1% of Total Investments)
6,208	American Airlines Group Inc. (6)			$ 274,704
	Total Common Stocks (cost $–)			274,704
	Total Long-Term Investments (cost $23,074,702)			24,586,950

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.1% (2.0% of Total Investments)

	MUNICIPAL BONDS – 2.1% (2.0% of Total Investments)

	Housing/Single Family – 2.1% (2.0% of Total Investments)
500	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Variable	4/17 at 100.00	A-2	$ 500,000
	Rate Demand Obligation, Series 2005O, 0.790%, 10/01/26 (7)
$ 500	Total Short-Term Investments (cost $500,000)			500,000
	Total Investments (cost $23,574,702) – 104.7%			25,086,950
	Floating Rate Obligations – (6.3)%			(1,500,000)
	Other Assets Less Liabilities – 1.6%			371,633
	Net Assets Applicable to Common Shares – 100%			$ 23,958,583

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$24,312,246	$—	$24,312,246
Common Stock	274,704	—	—	274,704
Short-Term Investments:
Municipal Bonds	—	500,000	—	500,000
Total	$274,704	$24,812,246	$—	$25,086,950

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $22,005,256.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$1,855,589
Depreciation	(273,895)
Net unrealized appreciation (depreciation) of investments	$1,581,694

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
This treatment of split-rated securities may differ from that used for other purposes, such as for
Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment has maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017